EMPLOYEE RETENTION ALLOWANCE - Disclosure of detailed information about employee retention allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Employee retention allowance, beginning balance	$ 173,110	$ 184,951
Foreign exchange adjustment	4,174	(11,841)
Employee retention allowance, ending balance	$ 177,284	$ 173,110